UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hovey, Youngman Associates, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place and Date of Signing:

   Christine Stuttig     New York, New York          July 27, 2004

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     116

Form 13F Information Table Value Total:    $236,006


List of Other Included Managers:  None



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     2380    58390 SH       SOLE                    58390
Altria Group Inc.              COM              02209S103      249     4975 SH       SOLE                     4975
American Express               COM              025816109     1234    24016 SH       SOLE                    24016
American Int'l Group           COM              026874107    39875   559409 SH       SOLE                   559409
                                                                21      300 SH       OTHER                                       300
Amgen Inc.                     COM              031162100      687    12598 SH       SOLE                    12598
Anadarko Petro Corp            COM              032511107     1384    23620 SH       SOLE                    23620
                                                                53      900 SH       OTHER                                       900
Anheuser Busch                 COM              035229103      640    11850 SH       SOLE                    11850
Annaly Mortgage Management Inc COM              035710409      215    12650 SH       SOLE                    12650
Applied Materials              COM              038222105      607    30950 SH       SOLE                    30950
Automatic Data Processing Inc. COM              053015103      540    12900 SH       SOLE                    12900
Avery Dennison Corp.           COM              053611109     1013    15819 SH       SOLE                    15819
BG Group                       COM              055434203     4640   147400 SH       SOLE                   147400
BP Plc Spons Adr               COM              055622104     2493    46529 SH       SOLE                    46529
Bank of America Corp.          COM              060505104      513     6060 SH       SOLE                     6060
                                                               118     1400 SH       OTHER                                      1400
Bed Bath & Beyond Inc          COM              075896100      342     8900 SH       SOLE                     8900
Bombardier Inc. Cl B           COM              097751200       39    13000 SH       SOLE                    13000
CVS Corp.                      COM              126650100     3081    73320 SH       SOLE                    73320
                                                                71     1700 SH       OTHER                                      1700
Cardinal Health Inc.           COM              14149Y108      209     2980 SH       SOLE                     2980
ChevronTexaco Corp.            COM              166764100      880     9353 SH       SOLE                     9353
                                                                47      500 SH       OTHER                                       500
Cintas Corp.                   COM              172908105      435     9125 SH       SOLE                     9125
Cisco Sys Inc                  COM              17275R102    12181   513978 SH       SOLE                   513978
                                                               128     5400 SH       OTHER                                      5400
Citigroup Inc.                 COM              172967101     6341   136367 SH       SOLE                   136367
                                                                84     1800 SH       OTHER                                      1800
Coca Cola                      COM              191216100      336     6660 SH       SOLE                     6660
Colgate Palmolive              COM              194162103      615    10525 SH       SOLE                    10525
Comcast Corp New Cl A          COM              20030N101     5410   192515 SH       SOLE                   192515
Comcast Corp New Cl A Special  COM              20030N200     1553    56260 SH       SOLE                    56260
                                                                39     1400 SH       OTHER                                      1400
Commerce Bancorp Inc           COM              200519106     1443    26225 SH       SOLE                    26225
ConocoPhillips                 COM              20825C104      624     8173 SH       SOLE                     8173
Costco Wholesale               COM              22160k105      222     5400 SH       SOLE                     5400
Dell Inc.                      COM              24702R101      392    10934 SH       SOLE                    10934
DuPont E I De Nemours          COM              263534109      211     4750 SH       SOLE                     4750
E*Trade Financial Corp.        COM              269246104     5452   488995 SH       SOLE                   488995
                                                                45     4000 SH       OTHER                                      4000
Exxon Mobil Corp.              COM              30231G102    12156   273723 SH       SOLE                   273723
                                                                47     1056 SH       OTHER                                      1056
Fannie Mae                     COM              313586109     1890    26490 SH       SOLE                    26490
Fifth Third Bancorp            COM              316773100     1328    24700 SH       SOLE                    24700
First Data Corp.               COM              319963104     1977    44412 SH       SOLE                    44412
Fortune Brands Inc.            COM              349631101      637     8450 SH       SOLE                     8450
General Electric               COM              369604103    25184   777292 SH       SOLE                   777292
                                                                39     1200 SH       OTHER                                      1200
Goldman Sachs Group            COM              38141G104      443     4700 SH       SOLE                     4700
HSBC Hldgs PLC Spon ADR        COM              404280406      347     4632 SH       SOLE                     4632
                                                                61      812 SH       OTHER                                       812
Home Depot                     COM              437076102     2226    63230 SH       SOLE                    63230
                                                                55     1550 SH       OTHER                                      1550
Int'l Bus Machines             COM              459200101      497     5642 SH       SOLE                     5642
                                                               185     2100 SH       OTHER                                      2100
Intel Corp                     COM              458140100     1973    71498 SH       SOLE                    71498
                                                                88     3200 SH       OTHER                                      3200
J P Morgan Chase & Co          COM              46625H100      894    23047 SH       SOLE                    23047
                                                                57     1480 SH       OTHER                                      1480
Johnson & Johnson              COM              478160104     9807   176063 SH       SOLE                   176063
Johnson Ctls. Inc.             COM              478366107      432     8090 SH       SOLE                     8090
Liberty Media Corp. New Ser A  COM              530718105      547    60900 SH       SOLE                    60900
Linear Technology Corp         COM              535678106      324     8200 SH       SOLE                     8200
Lowes Companies                COM              548661107     5585   106275 SH       SOLE                   106275
Medtronic Inc.                 COM              585055106     1464    30055 SH       SOLE                    30055
                                                               127     2600 SH       OTHER                                      2600
Merck                          COM              589331107     4128    86906 SH       SOLE                    86906
Microsoft Corp.                COM              594918104     2749    96253 SH       SOLE                    96253
                                                               131     4600 SH       OTHER                                      4600
Nike Inc.                      COM              654106103      202     2670 SH       SOLE                     2670
Nokia Corp. Adr                COM              654902204      552    37976 SH       SOLE                    37976
                                                                47     3200 SH       OTHER                                      3200
Northern Tr Corp               COM              665859104      245     5790 SH       SOLE                     5790
Pepsico                        COM              713448108     5287    98125 SH       SOLE                    98125
Pfizer                         COM              717081103     7430   216740 SH       SOLE                   216740
                                                                31      900 SH       OTHER                                       900
Pitney Bowes                   COM              724479100      345     7800 SH       SOLE                     7800
Praxair Inc. Com               COM              74005p104      559    14000 SH       SOLE                    14000
Procter & Gamble               COM              742718109     9644   177140 SH       SOLE                   177140
                                                                65     1200 SH       OTHER                                      1200
Royal Dutch                    COM              780257804      434     8400 SH       SOLE                     8400
Schlumberger                   COM              806857108      428     6735 SH       SOLE                     6735
                                                                25      400 SH       OTHER                                       400
Staples Inc                    COM              855030102     5021   170720 SH       SOLE                   170720
State Street Corp.             COM              857477103      330     6720 SH       SOLE                     6720
Symantec Corp                  COM              871503108      274     6255 SH       SOLE                     6255
Sysco Corp.                    COM              871829107      340     9485 SH       SOLE                     9485
Target Corporation             COM              87612E106      803    18918 SH       SOLE                    18918
Teva Pharmaceutical Ind        COM              881624209     6772   100804 SH       SOLE                   100804
                                                                47      700 SH       OTHER                                       700
Texas Instruments              COM              882508104     4967   205398 SH       SOLE                   205398
                                                               109     4500 SH       OTHER                                      4500
Toreador Resources Corp        COM              891050106      204    27750 SH       SOLE                    27750
Tyco Intl. Ltd. New            COM              902124106      725    21866 SH       SOLE                    21866
                                                                86     2600 SH       OTHER                                      2600
Unit Corp.                     COM              909218109     1871    59500 SH       SOLE                    59500
United Technologies Corp.      COM              913017109      690     7540 SH       SOLE                     7540
Verizon Communications         COM              92343V104     2049    56622 SH       SOLE                    56622
Viacom Inc. Cl B               COM              925524308      631    17668 SH       SOLE                    17668
                                                                29      800 SH       OTHER                                       800
Vodafone Group Plc New Spons A COM              92857W100     1217    55085 SH       SOLE                    55085
Wachovia Corp New Com          COM              929903102      623    14000 SH       SOLE                    14000
Wal Mart Stores                COM              931142103      609    11539 SH       SOLE                    11539
Walgreen                       COM              931422109      558    15400 SH       SOLE                    15400
Wellpoint Health Networks      COM              94973h108     6220    55528 SH       SOLE                    55528
Wells Fargo & Co.              COM              949746101     1219    21302 SH       SOLE                    21302
Zimmer Holdings Inc            COM              98956P102      443     5025 SH       SOLE                     5025
Soco International Ord         COM                              82    15000 SH       SOLE                    15000
Fidelity Investment Grade Bond                  316146109      106 14284.579SH       SOLE                14284.579
Fidelity Magellan Fd Com                        316184100      209 2097.890 SH       SOLE                 2097.890
Harbor Capital Appreciation Fd                  411511504      332 12220.045SH       SOLE                12220.045
Mutual Qualified Fund Class Z                   628380206     1494 81189.205SH       SOLE                81189.205
Vanguard/Windsor Fd II                          922018205      430 15348.865SH       SOLE                15348.865
Milkhaus Labs Warrant $32.56 e WT               111111111        2    20272 SH       SOLE                    20272
Milkhaus Labs Warrant $35.52 e WT               111111111        2    20272 SH       SOLE                    20272